LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS	12 Months Ended
Dec. 31, 2025
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS
LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS

9.    LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS

The following table presents GFL’s landfill closure and post-closure obligations for the periods indicated:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$1,050.4	$952.2
Acquisitions via business combinations	14.9	16.5
Adjustment related to prior year acquisitions	0.4	—
Disposals	—	(1.2)
Provisions	141.8	90.4
Adjustment for discount and inflation rates	0.8	(89.2)
Accretion	53.9	41.5
Expenditures	(45.4)	(37.0)
Changes in foreign exchange	(46.3)	77.2
Balance, end of year	1,170.5	1,050.4
Less: Current portion of landfill closure and post-closure obligations	(44.0)	(51.7)
Non-current portion of landfill closure and post-closure obligations	$1,126.5	$998.7

The present value of GFL’s future landfill closure and post-closure obligations has been estimated by management based on GFL’s cost, in today’s dollars, to settle closure and post-closure obligations at its landfills, projected timing of these expenditures and the application of discount and inflation rates. GFL used a risk-free discount rate of 3.85% in Canada and 4.84% in the United States as at December 31, 2025 (3.33% in Canada and 4.78% in the United States as at December 31, 2024) and an inflation rate of 2.68% in Canada and 3.18% in the United States (2.60% in Canada and 2.96% in the United States as at December 31, 2024) to calculate the present value of the landfill closure and post-closure obligations. Obligations acquired through business combinations are initially valued at fair value using a credit-adjusted, risk-free discount rate. Reducing the discount rate to the risk-free rate resulted in a one-time increase to the liability of $0.8 million included in the Provisions line item in the table above for the year ended December 31, 2025 ($7.3 million for the year ended December 31, 2024).

The landfill closure and post-closure obligations mature as follows:

Less than 1 year	$44.0
Between 1-2 years	131.6
Between 2-5 years	243.4
Over 5 years	751.5
$1,170.5

Funded landfill post-closure assets

GFL is required to deposit funds into trusts to settle post-closure obligations for landfills in certain jurisdictions. As at December 31, 2025, included in other long-term assets are funded landfill post-closure obligations, representing the fair value of legally restricted assets, totaling $35.3 million ($28.7 million as at December 31, 2024).